Summary of Significant Accounting Policies - Summary of Operating Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
2023	¥ 5,632	$ 817
2024	4,290	622
2025	4,982	721
2026	6,448	935
2027	6,817	988
2028 and thereafter	88,136	12,779
Total	116,305	16,862
Less: imputed interest	(40,872)	(5,926)
Present value of lease liabilities	75,433	10,936	¥ 24,661
Less: Current portion	(5,520)	(800)
Non-current portion of lease liabilities	¥ 69,913	$ 10,136